North American Funds

Institutional Class I Shares
Prospectus 2000

U.S. Equity Funds                                  Balanced Funds
Growth & Income Fund                               Balanced Fund
Large Cap Growth Fund                              LifeStyle Funds
Mid Cap Growth Fund                                Aggressive Growth LifeStyle Fund
Mid Cap Value Fund                                 Conservative Growth LifeStyle Fund
Science & Technology Fund                          Moderate Growth LifeStyle Fund
Small Cap Growth Fund                              Income Funds
Small Cap Index Fund                               Core Bond Fund
Socially Responsible Fund                          High Yield Bond Fund
Stock Index Fund                                   Strategic Income Fund
International/Global Equity Funds                  U.S. Government Securities Fund
Global Equity Fund                                 Money Market Funds
International Equity Fund                          Money Market Fund
International Small Cap Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

October 6, 2000

                                                AMERICAN GENERAL FINANCIAL GROUP

Table of Contents
Organization of Information

This Prospectus includes information about 21 different Funds.
    .Section I includes a summary of each Fund.
    .Section II includes additional information about the Funds' investment strategies, additional risk information and information about the Funds' management.
    .Section III includes information about how to invest and manage your North American Funds account.

Section I: Summaries of the Funds............. Page  1
   .Investment Objective
   .Principal Investment Strategies
   .Main Investing Risks
   .Investment Performance
   .Description of Main Risks
    North American Funds
   U.S. Equity Funds
   Growth & Income Fund                        Page  2
   Large Cap Growth Fund                       Page  3
   Mid Cap Growth Fund                         Page  4
   Mid Cap Value Fund                          Page  5
   Science & Technology Fund                   Page  6
   Small Cap Growth Fund                       Page  8
   Small Cap Index Fund                        Page  9
   Socially Responsible Fund                   Page 11
   Stock Index Fund                            Page 13
   International/Global Equity Funds
   Global Equity Fund                          Page 15
   International Equity Fund                   Page 16
   International Small Cap Fund                Page 17
   Balanced Funds
   Balanced Fund                               Page 18
   Lifestyle Funds
   Aggressive Growth LifeStyle Fund            Page 19
   Conservative Growth LifeStyle Fund          Page 21
   Moderate Growth LifeStyle Fund              Page 23
   Income Funds
   Core Bond Fund                              Page 25
   High Yield Bond Fund                        Page 26
   Strategic Income Fund                       Page 27
   U.S. Government Securities Fund             Page 28
   Money Market Funds
   Money Market Fund                           Page 29
Section II: Other Information about Each
Fund.......................................... Page 33
   .Fees and Expenses
   .More Information About Investment
   Strategies
   .Other Risks of Investing
   .Fund Management
Section III: Investing in the Funds........... Page 53

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.
Additional Information
If you'd like information additional to that included in this Prospectus, the back cover lists a number of places to call or to visit for additional materials.

Section I:

Fund Summaries

North American Funds (the "Trust") is a group of mutual funds that includes 24 separate investment portfolios, or "Funds." Each Fund has a specific investment objective. Each Fund also has a subadvisor, a firm responsible for making investment decisions for the Fund. This Prospectus includes information about Institutional Class I shares for 21 of the Funds.

The summaries on the next 28 pages describe each Fund's investment objective and principal investment strategies, list the main risks of investing in the Fund, and show the Fund's past investment performance. Explanations of the main risks of investing in each Fund starts on page 30.

Below the Funds' descriptions are a bar chart and a table.

The bar chart shows how the investment returns of one class of each Fund's shares have varied in the past ten years, or in the years since the Fund began if it is less than ten years old. In certain cases, the class shown in the bar chart (either Class A shares or Class C shares, depending on the Fund) is not offered by this Prospectus, but the performance would have been substantially similar for Institutional Class I shares of the same fund, differing only to the extent that the classes have different expenses. The bar chart does not reflect sales charges; if it did, performance would be less than shown.

The table (the Average Annual Total Return Table) following each bar chart shows how that Fund's average annual returns for each class of shares for the last one, five and ten years (or since the Fund began, for newer Funds) compared to returns of a broad-based securities market index. Like the bar chart, in certain cases the Average Annual Total Return Table shows performance information for either Class A shares or Class C shares, depending on the Fund, neither of which are offered by this Prospectus. Where applicable, the table reflects sales charges, including the maximum initial sales charge for Class A shares, and the maximum applicable deferred sales charge for Class C shares.

A Fund's bar chart and Average Annual Total Return Table provide indications of the historical risk/return of an investment in the Fund.

It is important to remember that past performance does not predict future performance and that-as with any investment, it is possible to lose money by investing in the Funds. An investment in any of the Funds is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


------

Growth & Income Fund
Investment Goal and Strategies

The investment objective of the Growth & Income Fund is to provide long-term growth of capital and income consistent with prudent investment risk. Welling-ton Management Company, LLP ("Wellington Management"), the Fund's subadvisor, pursues this objective by investing mostly in a diversified portfolio of common stocks of U.S. issuers that Wellington Management believes are of high quality. High quality companies are companies that Wellington Management believes have solid balance sheets, strong management teams, consistent earnings growth and market leadership in their industry. The Fund will typically invest in divi-dend-paying stocks of larger companies. The Fund may invest up to 20% of its total assets in foreign securities.

To select stocks for the Fund, Wellington Management assesses a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of fundamental value. Wel-lington Management will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each com-pany is located.

Main Risks
 .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with value stocks and the risk that the stocks the Fund buys may stop paying dividends) .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.



                                    [GRAPH]

Calendar Year Total Returns for C shares
Annual Total Return

                             '91                 0%
                             '92              8.29%
                             '93              9.20%
                             '94              2.11%
                             '95             26.78%
                             '96             20.90%
                             '97             31.64%
                             '98             25.39%
                             '99             16.74%

Best quarter: quarter ended 12/31/98 20.07%
Worst quarter: quarter ended 9/30/98 -9.81%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                           Past One Year     Past Five Years     Life of Fund
                                                                 (since 5/1/91)
-------------------------------------------------------------------------------
 Class C                   15.74%            24.18%              17.17%
-------------------------------------------------------------------------------
 Institutional Class I     16.74%            24.18%              17.17%
-------------------------------------------------------------------------------
 S&P 500
 Index(TM)                 21.04%            28.54%              19.80%

--------------------------------------------------------------------------------


                                                                         ------

Large Cap Growth Fund (formerly Growth Equity Fund)
Investment Goal and Strategies

The investment objective of the Large Cap Growth Fund is to seek long-term cap-ital growth. To achieve this goal, Founders Asset Management LLC ("Founders"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by Founders to increase faster than the market average. High qual-ity companies are companies that Founders believe have solid balance sheets, strong management teams, consistent earnings growth and market leadership in their industry.

The Fund may invest in other types of equity securities, such as preferred stocks and convertible securities, that offer opportunities for capital appre-ciation. The Fund may also invest in high-quality bonds. The Fund may invest up to 100% of its total assets in American Depositary Receipts ("ADRs") and up to 30% of its total assets in foreign securities (other than ADRs). The Fund may not invest more than 25% of its total assets in any one foreign country.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with growth stocks)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.



                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97             25.37%
                             '98             25.13%
                             '99             38.37%

Best quarter: quarter ended 12/31/99 31.53%
Worst quarter: quarter ended 9/30/98 -13.75%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                         Past One Year Life of Fund
                                       (since 3/4/96)
-----------------------------------------------------
 Class A                 30.42%        24.49%
-----------------------------------------------------
 Institutional Class I   38.37%        26.33%
-----------------------------------------------------
 S&P 500
 IndexTM                 21.04%        26.26%

--------------------------------------------------------------------------------

------

Mid Cap Growth Fund (formerly Small/Mid Cap Growth Fund)
Investment Goal and Strategies

The investment objective of the Mid Cap Growth Fund is to seek long term capi-tal appreciation. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's subadvisor, invests primarily in common stocks of mid-sized companies--those with market capitalizations ranging from approximately $2 billion to $15 billion at the time of purchase--but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio will be invested in securities of established com-panies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio will be invested in securities of com-panies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the subadviser believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and mon-etary conditions. Consequently, the Fund's investments will usually be bought and sold frequently, which may cause the Fund to incur higher trading costs and/or to have a relatively high amount of short-term capital gains, which are generally taxable to you at your ordinary income tax rate.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with invest-ing in smaller companies)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97             15.89%
                             '98             29.65%
                             '99             32.20%

Best quarter: quarter ended 12/31/99 30.15%
Worst quarter: quarter ended 9/30/98 -16.39%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                         Past One Year Life of Fund
                                       (since 3/4/96)
-----------------------------------------------------
 Class A                 24.60%        19.33%
-----------------------------------------------------
 Institutional Class I   32.20%        21.10%
-----------------------------------------------------
 S&P MidCap              14.72%        20.64%
 400 IndexTM
-----------------------------------------------------
 Russell 2000 IndexTM    21.26%        13.70%

--------------------------------------------------------------------------------


                                                                         ------

Mid Cap Value Fund
Investment Goal and Strategies

The investment objective of the Mid Cap Value Fund is to seek capital growth. Neuberger Berman Management, Inc. ("NBM"), the Fund's subadvisor, pursues this objective by investing at least 65% of the Fund's total assets in equity secu-rities of medium capitalization established companies using a value-oriented investment approach.

Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of December 31, 1999, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $36.84 billion, while the average market capitaliza-tion was approximately $4.4 billion.

NBM chooses securities it believes are undervalued based on strong fundamen-tals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, NBM also considers other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. The Fund may invest in derivatives.

The Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will be able to experience significant improvement in performance by investing in IPOs. The Fund will be actively traded, which will be reflected in its portfolio turnover rate. The Fund's active trading strategy may cause the Fund to incur higher trading costs and/or have a relatively high amount of short-term capital gains, which are generally taxable to you at your ordinary income tax rate.

Main Risks
 .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks of investing in IPOs) .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
The bar chart and table provide an indication of risk by showing the variabil-ity of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, investment strategies and policies as does the Fund, and was also subadvised by NBM.

                                    [GRAPH]

Calendar Year Total Returns for Institutional Class I shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             23.80%

Best quarter: quarter ended 6/30/99 16.58%
Worst quarter: quarter ended 9/30/99 -11.34%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                                Past One Year Life of Fund
                                              (since 11/2/98)
-------------------------------------------------------------
 Institutional Class I          23.80%        28.00%
-------------------------------------------------------------
 Russell Midcap Value IndexTM   (0.11)%       5.57%
-------------------------------------------------------------

------

Science & Technology Fund
Investment Goal and Strategies


The objective of the Science & Technology Fund is long-term growth of capital.

The Fund's subadvisor, T. Rowe Price Associates, Inc. ("T. Rowe Price"), pur-sues this objective by investing at least 65% of the Fund's total assets in the common stocks and equity-related securities of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:

 .Chemicals and synthetic materials, including pharmaceuticals

 .Computers, including hardware and software

 .Defense and aerospace

 .E-Commerce

 .Electronics, including hardware, software and components

 .Media and information services

 .Telecommunications

Stock selection reflects a growth approach and is based on intensive research that assesses a company's fundamental prospects for above average earnings. Holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technolo-gy. Investments may also include companies that are expected to benefit from technological advances even if they are not directly involved in research and development.

The Fund may invest up to 30% of its assets in foreign securities, including American Depositary Receipts ("ADRs") and other dollar-denominated foreign securities. The Fund may invest up to 25% in other equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the Fund may invest in money market securities in order to have cash available for redemptions. The Fund may invest in derivatives.

Main Risks
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Science & Technology Company Risk (the risk that the prices of securities of science and technology companies will be particularly volatile)

                                                                         ------

Prior Performance of Similar Accounts

The Fund commenced operations on July 7, 2000, when a corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") was reorganized into the Fund. The performance information shown below is for the AGSPC1 Sci-ence & Technology Fund and the T. Rowe Price Science & Technology Fund, and not that of the Fund, or the AGSPC2 Fund, which had not completed a full year of operations on July 7, 2000.
The Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price Associates, Inc. for the AGSPC (1) Science & Technology Fund, and for the T. Rowe Price Science & Technology Fund. These are the only substantially similar funds for which T. Rowe Price is the investment advisor or subadvisor.

The AGSPC 1 Science & Technology Fund is sold as an annuity only to registered and unregistered separate accounts of The Variable Annuity Life Insurance Cor-poration ("VALIC") and its affiliates or employee thrift plans maintained by VALIC or American General Corporation. The returns shown reflect investment management fees and other Fund expenses, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortal-ity and expenses guarantees, administrative fees or surrender charges. The T. Rowe Price Science & Technology Fund is sold to the general public.

Investments made by the Fund, may not be the same as those made by the AGSPC 1 Science & Technology Fund or the T. Rowe Price Science & Technology Fund. Each of the funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfo-lio size and positions. Past performance shown below is no guarantee of similar future performance for the Fund.

The bar charts show the annual returns and performance for each full calendar year since inception of the AGSPC 1 Science & Technology Fund, and for the past ten years for the T. Rowe Price Science & Technology Fund, assuming reinvest-ment of dividends and distributions.
                                    [GRAPH]

Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95             61.66%
                             '96             13.81%
                             '97              2.61%
                             '98             42.13%
                             '99            100.95%

AGSPC1 Science & Technology Fund

Best quarter: quarter ended 12/31/98 48.04%
Worst quarter: quarter ended 9/30/98 -17.28%

                                    [GRAPH]

Annual Total Return

                             '90             -1.33%
                             '91             60.17%
                             '92             18.76%
                             '93             24.25%
                             '94             15.79%
                             '95             55.53%
                             '96             14.23%
                             '97              1.71%
                             '98             42.35%
                             '99            100.99%

T. Rowe Price Science & Technology Fund

Best quarter: quarter ended 12/31/98 47.89%
Worst quarter: quarter ended 9/30/98 -29.53%

--------------------------------------------------------------------------------

                   1 Year  5 Years 10 Years Since inception
------------------------------------------------------------
 AGSPC 1 Science
  & Technology     100.95% 40.07%  N/A      40.13% (4/29/94)
------------------------------------------------------------
 T. Rowe Price
  Science &
  Technology Fund  100.99% 38.90%  30.16%   38.73% (9/30/87)
------------------------------------------------------------
 S&P 500 Index      21.04% 28.56%  18.21%    --

--------------------------------------------------------------------------------

------

Small Cap Growth Fund (formerly Emerging Growth Fund)
Investment Goal and Strategies

The investment objective of the Small Cap Growth Fund is maximum capital appreciation. Credit Suisse Asset Management, LLC ("CSAM"), the Fund's subadvisor, pursues this objective by investing primarily in equity securities of U.S. companies. The focus of the Fund is emerging growth companies, which often are small or medium-size companies (those with market capitalizations of $250 million to $4 billion), with growth characteristics such as positive earnings and potential for accelerated growth.

The Fund may also invest in high-quality bonds, and, to a certain extent, in foreign securities.

The Fund is not "diversified," which means that it may invest in a relatively small number of issuers of securities, and its value may be affected very sig-nificantly by the change in value of a single security.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with investing in smaller companies)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regu-lar basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Non-Diversification Risk (the risk that investing in a smaller number of securities increases investment risks)

The bar chart and table provide an indication of risk by showing the variabil-ity of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.


                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             73.13%

Best quarter: quarter ended 12/31/99 45.94%
Worst quarter: quarter ended 9/30/99 -22.58%

-------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                           Past One Year Life of Fund
                                         (since 1/6/98)
-------------------------------------------------------
 Class A                   63.18%        28.58%
-------------------------------------------------------
 Institutional Class I     73.13%        32.17%
-------------------------------------------------------
 Russell 2000 Growth(TM)   43.09%        20.35%

-------------------------------------------------------------------------------


                                                                         ------

Small Cap Index Fund
Investment Goal and Strategies

The Small Cap Index Fund seeks to provide investment results that are similar to the total return of the Russell 2000(R) Index (the "Index"). American Gen-eral Investment Management, L.P. ("AGIM") acts as the subadvisor to the Fund.

The Index is a sub-index of the Russell 3000(R) Index, which follows the 3,000 largest U.S. companies based on total market capitalization. The Index measures the per formance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents about 8% of the total market capitalization of the Russell 3000(R) Index. The average market capitalization in the Index was $650 million as of December 31, 1999. As of the same date, the largest company in the Index had a market capitalization of nearly $13.04 billion.

Generally, an index fund tries to mirror the target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. These differences between an index fund and its index are called tracking differences.

The tracking differences are reviewed monthly by AGIM for the Fund. If the Fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Financial futures will be used to hedge cashflows and maintain liquidity in the Fund's portfolio.

Main Risks
 .Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation). Although financial futures track the underlying Index fairly closely there is the risk that, at times, their results will diverge from the Index.

 .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally) including, the risks associated with investing in smaller companies)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objec-tive, investment strategies and policies as does the Fund, and was managed by the same portfolio managers. For periods prior to the inception of Institu-tional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             18.35%

Best quarter: quarter ended 12/31/99 17.15%
Worst quarter: quarter ended 9/30/99 -6.44%

--------------------------------------------------------------------------------
 Average Annual Returns as of 12/31/99

                          Past      Life of Fund
                           One Year (since 11/2/98)
---------------------------------------------------
 Class A                  11.54%    19.06%
---------------------------------------------------
 Institutional Class I    18.35%    25.30%
---------------------------------------------------
 Russell 2000 Index(TM)   21.26%    29.65%

--------------------------------------------------------------------------------


------

Small Cap Index Fund
Investment Goal and Strategies

 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the subadvisor of a Fund may not produce the desired investment results)
 .Index Risk (the risk that the Fund's performance will not match that of the underlying index)

                                                                        -------

Socially Responsible Fund
Investment Goal and Strategies

The investment objective of the Socially Responsible Fund is to seek to obtain growth of capital.

To achieve this objective, American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests at least 80% of the Fund's total assets in the equity securities of companies meeting social criteria estab-lished for the Fund. To find out which companies meet the Fund's social crite-ria, AGIM relies on industry classifications and research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:

 .the production of nuclear energy;

 .the manufacture of weapons or delivery systems;

 .the manufacture of alcoholic beverages or tobacco products;

 .the operation of gambling casinos; or

 .business practices or the production of products that significantly pollute the environment.

Up to 20% of the Fund's total assets may be invested in high quality money mar-ket securities and warrants, or in other types of equity securities of compa-nies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. The Fund may invest in derivatives.

Main Risks
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)

The bar chart and table provide an indication of risk by showing the variabil-ity of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, investment strategies and policies as does the Fund, and was managed by the same portfolio managers.

                                    [GRAPH]

Calendar Year Total Returns for Institutional Class I shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             18.55%

Best quarter: quarter ended 12/31/99 14.11%
Worst quarter: quarter ended 9/30/99 -6.97%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                                        Life of Fund
                          Past One Year (since 11/2/98)
-------------------------------------------------------
 Institiutional Class I   18.55%        26.16%
-------------------------------------------------------
 S&P 500 IndexTM          21.04%        29.87%

--------------------------------------------------------------------------------


-------

Socially Responsible Fund
Investment Goal and Strategies

 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Social Criteria Risk (the risk that the securities of companies meeting the Fund's criteria will underperform the market generally)

                                                                        -------

Stock Index Fund
Investment Goal and Strategies

The Stock Index Fund seeks to provide investment results that are similar to the total return of the S&P 500 Index (the "Index"). American General Invest-ment Management, L.P. ("AGIM") acts as the subadvisor to the Fund.

The Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of indus-tries in the U.S. economy, and captures the price performance of a large cross-section of the publicly traded stock market. The Index is capitalization-weighted, meaning that it holds each stock in proportion to its total value in the stock market.

Generally, an index fund tries to mirror the target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. These differences between an index fund and its index are called tracking differences.

The tracking differences are reviewed monthly by AGIM for the Fund. If the Fund does not accurately track an index, AGIM will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Financial futures will be used to hedge cashflows and maintain liquidity in the Fund's portfolio.

Main Risks
 .Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation). Although financial futures track the underlying Index fairly closely there is the risk that, at times, their results will diverge from the Index.
 .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Interest Rate Risk (the risk that the value of the Fund's debt

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, investment strategies and policies as does the Fund, and was managed by the same portfolio managers. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                              '91              0%
                              '92              0%
                              '93              0%
                              '94              0%
                              '95              0%
                              '96              0%
                              '97              0%
                              '98              0%
                              '99          20.39%

Best quarter: quarter ended 12/31/99 14.39%
Worst quarter: quarter ended 9/30/99 -6.38%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                         Past One Year Life of Fund
                                       (since 11/2/98)
------------------------------------------------------
 Class A                 13.46%        22.15%
------------------------------------------------------
 Institutional Class I   20.39%        28.55%
------------------------------------------------------
 S&P 500 Index(TM)       21.04%        29.87%

--------------------------------------------------------------------------------

-------
13

Stock Index Fund
Investment Goal and Strategies

 securities will decline as a result of a change in interest rates)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Index Risk (the risk that the Fund's performance will not match that of the underlying Index)

                                                                        -------

Global Equity Fund
Investment Goal and Strategies

The investment objective of the Global Equity Fund is long-term capital appre-ciation. To achieve this objective, Founders Asset Management, LLC ("Found-ers"), the Fund's subadvisor, invests in a globally diversified portfolio of equity securities.

The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. The Fund may purchase securities in any foreign country, as well as the United States, and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. The Fund's portfolio will always invest at least 65% of its total assets in three or more countries. The Fund will not invest more than 50% of its total assets in the securities of any one foreign country.

Main Risks
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with invest-ments in growth stocks)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/700), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.



                                    [GRAPH]

Calendar Year Total Returns for C shares
Annual Total Return

                             '91             11.34%
                             '92             -2.87%
                             '93             29.56%
                             '94              1.20%
                             '95              6.43%
                             '96             10.71%
                             '97             19.98%
                             '98             10.59%
                             '99              2.33%

Best quarter: quarter ended 12/31/98 15.23%
Worst quarter: quarter ended 9/30/98 -14.52%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                         Past      Past        Life of Fund
                          One Year  Five Years (since 11/1/90)
--------------------------------------------------------------
 Class C                  1.33%     9.85%       9.37%
--------------------------------------------------------------
 Institutional Class I    2.33%     9.85%       9.37%
--------------------------------------------------------------
 MSCI WORLD Index(TM)    24.93%    19.76%      14.88%

--------------------------------------------------------------------------------

-------

International Equity Fund
Investment Goal and Strategies

The investment objective of the International Equity Fund is to seek long-term capital appreciation. Morgan Stanley Asset Management ("MSAM"), the Fund's subadvisor, pursues this objective by investing primarily in accordance with country and sector weightings determined by MSAM in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

MSAM seeks to maintain a diversified portfolio of international equity securi-ties based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. MSAM capitalizes on the significance of country and sector selection in international equity portfolio returns by over- and underweighting countries based on three factors: (i) valu-ation, (ii) fundamental change, and (iii) market momentum/technicals.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives may include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

Main Risks
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation). In particular, the Fund may, but is not required to, buy or sell foreign curren-cies and options and futures contracts on foreign currencies for hedging pur-poses in connection with its foreign investments.
 .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96             12.12%
                             '97             -0.47%
                             '98              8.19%
                             '99             28.29%

Best quarter: quarter ended 12/31/98 20.89%
Worst quarter: quarter ended 9/30/98 -20.56%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                          Past One Year Life of Fund
                                        (since 1/9/95)
------------------------------------------------------
 Class A                  20.91%        9.55%
------------------------------------------------------
 Institutional Class I    28.29%        10.86%
------------------------------------------------------
 MSCI All Country World   30.91%        12.38%
 EX-US Index(TM)
------------------------------------------------------
 MSCI EAFE Index(TM)      26.96%        12.83%

--------------------------------------------------------------------------------

                                                                        -------

International Small Cap Fund
Investment Goal and Strategies

The investment objective of the International Small Cap Fund is to seek capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests primarily in equity securities issued by foreign small-cap companies. Foreign small-cap companies are generally those with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

These companies are located in both established and emerging economies throughout the world. Founders selects securities based on its evaluation of their potential to offer capital appreciation opportunities. Small companies are still in the developing stages of their life cycles and may have limited product lines, markets or financial resources and/or lack management depth.

The Fund may invest in derivatives.

Main Risks
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally, including, in particular, the risks associated with invest-ing in smaller companies)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                     [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97             -0.36%
                             '98             10.18%
                             '99             94.45%

Best quarter: quarter ended 12/31/99 64.58%
Worst quarter: quarter ended 9/30/98 -20.28%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                         Past One Year Life of Fund
                                       (since 2/20/96)
------------------------------------------------------
 Class A                 83.27%        23.09%
------------------------------------------------------
 Institutional Class I   94.45%        25.01%
------------------------------------------------------
 MSCI WORLD ex-U.S.      27.93%        13.18%
 Index(TM)

--------------------------------------------------------------------------------

-------

Balanced Fund
Investment Goal and Strategies

The investment objective of the Balanced Fund is current income and capital appreciation. To achieve this goal, INVESCO Funds Group, Inc. ("INVESCO"), the Fund's subadvisor, invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in U.S. and foreign com-mon stocks and approximately 25% of its total assets in investment grade debt securities. The portion of the Fund's portfolio invested in equity securities emphasizes companies INVESCO believes to have better-than-average earnings growth potential, as well as companies within industries that INVESCO believes are well-positioned for the current and expected economic climate. Since cur-rent income is a component of total return, INVESCO also considers companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.


                                    [GRAPH]
Calendar Year Total retuns for C shares
Annual Total Return
                                '90    -12.04%
                                '91     21.45%
                                '92     12.89%
                                '93     10.07%
                                '94     -2.80%
                                '95     23.53%
                                '96     10.15%
                                '97     16.30%
                                '98     13.12%
                                '99     -3.78%
Best quarter: quarter ended 6/30/97 10.31%
Worst quarter: quarter ended 9/30/99 -4.30%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                           Past     Past       Life of Fund
                           One Year Five Years (since 8/28/89)
--------------------------------------------------------------
 Class C                   -4.74%   11.49%      8.19%
--------------------------------------------------------------
 Institutional Class I     -3.78%   11.49%      8.19%
--------------------------------------------------------------
 S&P 500                   21.04%   28.54%     21.24%
 Index(TM)
--------------------------------------------------------------
 Lehman Brothers           -0.83%    7.73%      6.62%
 Aggregate
 Bond Index(TM)

--------------------------------------------------------------------------------

                                                                        -------

Aggressive Growth Lifestyle Fund
Investment Goal and Strategies

American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, seeks growth through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors seeking the poten-tial for capital growth that a fund investing predominately in equity securi-ties may offer.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitaliza-tion companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Derivatives Risk (the risk that the value of the Fund's derivative invest-ments will decline as a result of imperfect correlation or improper valua-
 tion)
 .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regu-lar basis)

International Equity Securities                  15%-35%
  Underlying Fund:
  International Equity Fund
  (This Fund invests at least 65% in non-U.S.
  companies.)

Domestic Equity Securities                       60%-80%
  Underlying Funds:
  Small Cap Growth Fund
  (This Fund invests in the equity securities of
  small capitalization companies.)
  Mid Cap Value Fund
  Mid Cap Growth Fund
  (These Funds invest in the equity securities
  of medium capitalization companies.)
  Large Cap Growth Fund
  Growth & Income Fund
  (These Funds invest in the equity securities
  of large capitalization companies.)

Bonds                                            5%-15%
  Underlying Funds:
  Core Bond Fund
  High Yield Bond Fund
  (These Funds invest in fixed-income
  securities.)

-------

Aggressive Growth Lifestyle Fund
Investment Goal and Strategies

 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Non-Diversification Risk (the risk that investing in a smaller number of secu-rities increases investment risks)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, investment strategies and policies as does the Fund, and was managed by the same portfolio managers.

                                    [GRAPH]

Calendar Year Total Returns for Institutional Class I shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             28.85%

Best quarter: quarter ended 12/31/99 20.47%
Worst quarter: quarter ended 9/30/99 -2.27%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                                       Past      Life of Fund
                                        One Year (since 11/2/98)
----------------------------------------------------------------
 Institutional Class I                 28.85%    32.90%
----------------------------------------------------------------
 Aggressive Growth LifeStyle Blended
  Benchmark Index                      18.43%    25.12%
----------------------------------------------------------------
 S&P 500 Index(TM)                     21.04%    29.87%
----------------------------------------------------------------

                                                                        -------

Conservative Growth Lifestyle Fund
Investment Goal and Strategies

American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, seeks current income and low to moderate growth of capital through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Aggressive Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your per-sonal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)

International Equity Securities                        5%-15%
  Underlying Fund:
  International Equity Fund
  (This Fund invests at least 65% in non-U.S.
  companies.)

Domestic Equity Securities                             20%-50%
  Underlying Funds:
  Small Cap Growth Fund
  (This Fund invests in the equity securities of small
  capitalization companies.)
  Underlying Funds:
  Mid Cap Value Fund
  Mid Cap Growth Fund
  (These Funds invest in the equity securities of
  medium capitalization companies.)
  Large Cap Growth Fund
  Growth & Income Fund
  (These Funds invest in the equity securities of
  large capitalization companies.)

Bonds                                                  45%-65%
  Underlying Funds:
  Core Bond Fund
  High Yield Bond Fund
  (These Funds invest in fixed-income securities.)

-------

Conservative Growth Lifestyle Fund
Investment Goal and Strategies

 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Non-Diversification Risk (the risk that investing in a smaller number of secu-rities increases investment risks)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and had substantially similar investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                    [GRAPH]

Calendar Year Total Returns for Institutional Class I shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             13.63%

Best quarter: quarter ended 12/31/99 10.88%
Worst quarter: quarter ended 9/30/99 -2.95%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                                         Past One Year Life of Fund
                                                       (since 11/2/98)
----------------------------------------------------------------------
 Institutional Class I                   13.63%        18.01%
----------------------------------------------------------------------
 Conservative Growth LifeStyle Blended
  Benchmark Index                        10.63%        15.27%
----------------------------------------------------------------------
 S&P 500 IndexTM                         21.04%        29.87%

--------------------------------------------------------------------------------

                                                                        -------

Moderate Growth Lifestyle Fund
Investment Goal and Strategies

American General Investment Management. L.P. ("AGIM"), the Fund's subadvisor, seeks growth and current income through investments in a combination of the North American Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Aggressive Growth Lifestyle Fund.

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your per-sonal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Derivatives Risk (the risk that the value of the Fund's derivative investments will decline as a result of imperfect correlation or improper valuation) .Equity Risk (the risk that the value of the Fund's equity investments will decline as a result of factors affecting the particular issuers or financial markets generally)
 .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)

International Equity Securities                  10%-20%
  Underlying Fund:
  International Equity Fund
  (This Fund invests at least 65% in non-U.S.
  companies.)

Domestic Equity Securities                       35%-65%
  Underlying Funds:
  Small Cap Growth Fund
  (This Fund invests in the equity securities of
  small capitalization companies.)
  Mid Cap Value Fund
  Mid Cap Growth Fund
  (These Funds invest in the equity securities
  of medium capitalization companies.)
  Large Cap Growth Fund
  Growth & Income Fund
  (These Funds invest in the equity securities
  of large capitalization companies.)

Bonds                                            25%-45%
  Underlying Funds:
  Core Bond Fund
  High Yield Bond Fund
  (These Funds invest in fixed-income
  securities.)

-------

Moderate Growth Lifestyle Fund
Investment Goal and Strategies

 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .Non-Diversification Risk (the risk that investing in a smaller number of secu-rities increases investment risks)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, investment strategies and policies as does the Fund, and was managed by the same portfolio managers.

                                    [GRAPH]

Calendar Year Total Returns for Institutional Class I shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94                 0%
                             '95                 0%
                             '96                 0%
                             '97                 0%
                             '98                 0%
                             '99             18.69%

Best quarter: quarter ended 12/31/99 14.20%
Worst quarter: quarter ended 9/30/99 -3.28%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                                                              Life of Fund
                                               Past One Year (since 11/2/98)
----------------------------------------------------------------------------
 Institutional Class I                            18.69%          23.62%
----------------------------------------------------------------------------
 Moderate Growth LifeStyle Blended Benchmark
  Index                                           13.77%          19.45%
----------------------------------------------------------------------------
 S&P 500 IndexTM                                  21.04%          29.87%

--------------------------------------------------------------------------------

                                                                        -------

Core Bond Fund (formerly Investment Quality Bond Fund)
Investment Goal and Strategies

The investment objective of the Core Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in medium to high quality fixed-income securities, or in securities issued or guaranteed by the U.S. Gov-ernment, mortgage-backed, or asset-backed securities (U.S. Government securi-ties are securities issued or guaranteed by the U.S. Government which are sup-ported by the full faith and credit of the U.S. Government, or by the right of the issuer to borrow from the U.S. Treasury, or by the credit of the issuing government agency, or by the authority of the U.S. Government to purchase obli-gations of the agency). A portion of the 65% may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. These fixed-income securities will be rated investment grade or higher or comparable investment quality at the time of purchase. AGIM will not be required to dispose of a security if its rating is downgraded, however.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations, including, in particular, the risks associated with junk bonds) .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92              8.27%
                             '93              9.29%
                             '94             -5.43%
                             '95             18.79%
                             '96              2.17%
                             '97              9.28%
                             '98              7.61%
                             '99             -2.55%

Best quarter: quarter ended 6/30/95 6.23%
Worst quarter: quarter ended 12/31/94 -4.53%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund
                                                 (since 5/1/91)
---------------------------------------------------------------
 Class A           -7.18%        5.79%           6.02%
---------------------------------------------------------------
 Institutional     -2.55%        6.82%           6.62%
  Class I
---------------------------------------------------------------
 100% Lehman       -1.94%        8.16%           7.38%
 Brothers
 Corporate(TM)
---------------------------------------------------------------
 50% Lehman        -2.10%        7.80%           7.61%
 Brothers
 Corporate(TM)
 50% Lehman
 Brothers
 Government(TM)

------------------------------------------

-------

High Yield Bond Fund
Investment Goal and Strategies

The High Yield Bond Fund seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.

To achieve this objective, American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in below-investment grade U.S. and foreign junk bonds. These high yield-ing, high risk fixed-income securities are rated below Baa3 by Moody's and BBB-by S&P or comparable investment quality at the time of purchase. Up to 15% can be rated below Caa3 by Moody's or CCC-by S&P or comparable investment quality at the time of purchase. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

The Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P or comparable investment quality at the time of purchase. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities include common or pre-ferred stocks, warrants, and convertible securities. AGIM is not required to dispose of a bond that is downgraded to below-investment grade. The Fund may invest in derivatives.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations, including, in particular, risks associated with junk bonds) .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Liquidity Risk (the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the variability of the Fund's historical returns. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, investment strategies and policies as does the Fund, and was also subadvised by AGIM.

                                    [GRAPH]

Calendar Year Total Returns for Institutional Class I shares
Annual Total Return

                              '91              0%
                              '92              0%
                              '93              0%
                              '94              0%
                              '95              0%
                              '96              0%
                              '97              0%
                              '98              0%
                              '99           4.21%

Best quarter: quarter ended 3/31/99 3.89%
Worst quarter: quarter ended 9/30/99 -1.51%

--------------------------------------------------------------------------------
 Average Annual Returns as of 12/31/99

                         Past One Year Life of Fund
                                       (since 11/2/98)
------------------------------------------------------
 Institutional Class I   4.21%         4.67%
------------------------------------------------------
 Salomon Smith Barney
 High Yield Market
 Index(TM)               1.74%         5.75%

--------------------------------------------------------------------------------

                                                                        -------

Strategic Income Fund
Investment Goal and Strategies

The investment objective of the Strategic Income Fund is to seek a high level of total return consistent with preservation of capital. To achieve this goal, American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in a broad range of fixed-income securities, including investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P) of comparable investment quality at the time of purchase, U.S. Government and agency obligations, mortgage- backed securi-ties, and U.S., Canadian, and foreign high-risk, high-yield bonds (rated C or higher by
Moody's and CC or higher by S&P, or comparable unrated securities, commonly known as "junk bonds"). Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants. The Fund may invest in asset-backed securities, foreign currency, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment compa-nies, loan participations, money market securities, mortgage-related securi-ties, real estate securities, repurchase agreements, reverse repurchase agree-ments, dollar rolls, structured securities, swaps, variable amount master demand notes, variable rate demand notes, and when-issued securities.

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations including, in particular, the risks associated with junk bonds) .Currency Risk (the risk that the Fund's investments in securities denominated in foreign currencies will decline as a result of changes in exchange rates) .Foreign Investment Risk (the risk that the value of the Fund's foreign invest-ments will decline as a result of foreign political, social or economic changes)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '91                 0%
                             '92                 0%
                             '93                 0%
                             '94             -6.79%
                             '95             18.57%
                             '96             14.82%
                             '97             10.76%
                             '98              0.72%
                             '99              1.36%

Best quarter: quarter ended 6/30/95 8.22%
Worst quarter: quarter ended 3/31/94 -5.76%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund
                                                 (Since 11/1/93)
----------------------------------------------------------------
 Class A           -3.45%        7.96%           5.40%
----------------------------------------------------------------
 Institutional      1.36%        9.01%           6.24%
  Class I
----------------------------------------------------------------
 Lehman Brothers   -0.83%        7.73%           5.66%
 Aggregate Bond
 Index(TM)

--------------------------------------------------------------------------------

-------

U.S. Government Securities Fund
Investment Goal and Strategies

The investment objective of the U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and main-tenance of liquidity. American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, pursues this objective by emphasizing investments in debt obligations and mortgage-backed securities by such securities and related repurchase agreements).
issued or guaranteed by the U.S. Government or its agencies (including the Gov-ernment National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Associa-tion ("Fannie Mae")), and in derivative investments (such as privately-issued mortgage obligations collateralized by such securities and related repurchase agreements).

Main Risks
 .Credit Risk (the risk that the companies in which the Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations)
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)

The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns. For periods prior to the inception of Institutional Class I shares (7/7/00), the Average Annual Total Return Table also shows estimated historical performance for Institutional Class I Shares based on the performance of Class A shares, adjusted to reflect that there are no sales charges paid by Institutional Class I shares.

                                    [GRAPH]

Calendar Year Total Returns for A shares
Annual Total Return

                             '90              8.22%
                             '91             13.36%
                             '92              6.63%
                             '93              7.64%
                             '94             -1.59%
                             '95             15.28%
                             '96              3.04%
                             '97              7.99%
                             '98              6.86%
                             '99             -0.96%

Best quarter: quarter ended 6/30/95 5.42%
Worst quarter: quarter ended 3/31/94 -1.65%

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                                 Past     Past       Past
                                 One Year Five Years Ten Years
--------------------------------------------------------------
 Class A                         -5.67%   5.25%      6.09%
--------------------------------------------------------------
 Institutional Class I           -0.96%   6.28%      6.59%
--------------------------------------------------------------
 Merrill Lynch 1-10 year          0.55%   6.98%      7.12%
 Government Index(TM)

------------------------------------------

                                                                        -------

Money Market Fund
Investment Goal and Strategies

The investment objective of the Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity. American Gen-eral Investment Management, L.P. ("AGIM") is, the Fund's subadvisor. The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the Investment Company Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. The investments of the Fund may include securities issued or guaran-teed by the U.S. Government (and its agencies or instrumentalities), certifi-cates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion, commercial paper sold by corporations and finance com-panies, corporate debt obligations with remaining maturities of 13 months or less, repurchase agreements, money market instruments of foreign issuers pay-able in U.S. dollars (limited to no more than 20% of the fund's net assets), asset-backed securities, loan participations, adjustable rate securities, Vari-able Rate Demand Notes, illiquid and restricted securities (limited to 10% of the Fund's net assets at all times), and Rule 144A securities. The Fund may invest in investment companies, real estate securities, and reverse repurchase agreements.

Main Risks
 .Interest Rate Risk (the risk that the value of the Fund's debt securities will decline as a result of a change in interest rates)
 .Management Risk (the risk that the Fund's subadvisor may not produce the desired investment results)
 .An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The bar chart and table provide an indication of risk by showing the vari-ability of the Fund's historical returns.


                                    [GRAPH]
Calendar Year Total Returns for A shares
Annual Total Return
'90          5.70%
'91          5.97%
'92          3.42%
'93          2.76%
'94          3.88%
'95          5.66%
'96          5.08%
'97          5.19%
'98          5.05%
'99          4.62%
Best quarter: quarter ended 6/30/91 1.64%
Worst quarter: quarter ended 6/30/93 0.66%

 -------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past     Past       Past
           One Year Five Years Ten Years
 ---------------------------------------
  Class A  4.62%    5.12%      4.73%

 -------------------------------------------------------------------------------
To obtain the Fund's current 7-day yield, please call 1-800-872-8037.

-------
29

Descriptions of Main Risks

The value of your investment in a Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in a Fund's value are called "Main Risks," and are explained in this section. Because the types of investments a Fund may change over time, the types of risks affecting the Fund may change as well. Section II of the Prospectus includes more information about other risks that could affect the Funds' values.

Credit Risk
Credit risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income securi-ty, or the counterparty to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Debt securities rated in one of the four highest rating categories by a rating agency (and com-parable unrated securities) are known as "investment grade." Debt securities rated below the four highest rating categories by a rating agency (and compara-ble unrated securities) are known as "lower-rated" or junk bonds." Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Currency Risk
Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risk
Derivatives are financial contracts whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Fund. Additional risks associated with derivatives include imperfect correlation (between the values of the derivative and the underlying investment) and improper valuation. Derivatives risk for some Funds will be increased by their investments in structured secu-rities.

Equity Risk
Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affect-ing a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology.

Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensi-

                                                                        -------
tive to changes in current or expected earnings than the values of other stocks.

Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive rela-tive to the value of the company and its business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of the company over time, the price of its stock may fall, or simply may not increase as expected.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stocks may not trade very active-ly, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

The risks associated with equity securities are typically higher for equity securities purchased in IPOs. Issuers in IPOs typically have a limited operat-ing history, and the prices of equity securities are often very volatile for some time following an IPO.

Foreign Investment Risk
Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significant-ly, from U.S. standards.

The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropria-tion (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issued the bonds.

Interest Rate Risk (Market Risk)
Interest rate risk, or market risk, is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securi-ties are obligations of the issuer to make payments of principal and/ or inter-est on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mort-gage-backed or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

Liquidity Risk
Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

Management Risk
Management risk is the risk that the subadvisor of a Fund, despite using vari-ous investment and risk analysis techniques, may not produce the desired investment results.

Non-Diversification Risk
Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

-------

Social Criteria Risk
This risk applies only to the Socially Responsible Fund. If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds hav-ing no such criteria.

Science & Technology Company Risk
Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The poten-tial for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primar-ily on these stocks is, therefore, likely to be much more volatile.

                                                                        -------

Section II:

  Fees and Expenses of the North American Funds--Institutional Class I Shares

  This table describes the fees and expenses that you may pay if you invest in the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                           Institutional
                                                              Class I
-------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                            None
Maximum Deferred Sales Charge (as a percentage of
original purchase price or redemption price, whichever is
lower)                                                         None
Annual Fund Operating Expenses (expenses that are deducted
from fund assets)
                                                           Institutional
                                                              Class I
-------------------------------------------------------------------------
Growth & Income Fund
 Management Fees                                               0.67%
 Other Expenses                                                0.65%
  Total Annual Fund Operating Expenses                         1.32%
 Fee Waiver and/or Expense Reimbursement                       0.03%
  Net Expenses/1/                                              1.29%
----------------------------------------------------------------------------
Large Cap Growth Fund
 Management Fees                                               0.90%
 Other Expenses                                                0.82%
  Total Annual Fund Operating Expenses                         1.72%
 Fee Waiver and/or Expense Reimbursement                       0.65%
  Net Expenses/1/                                              1.07%
----------------------------------------------------------------------------
Mid Cap Growth Fund
 Management Fees                                               0.93%
 Other Expenses                                                0.79%
  Total Annual Fund Operating Expenses                         1.72%
 Fee Waiver and/or Expense Reimbursement                       0.34%
  Net Expenses/1/                                              1.38%
----------------------------------------------------------------------------
Mid Cap Value Fund
 Management Fees                                               0.90%
 Other Expenses                                                0.85%
  Total Annual Fund Operating Expenses                         1.75%
 Fee Waiver and/or Expense Reimbursement                       0.07%
  Net Expenses/1/                                              1.68%
----------------------------------------------------------------------------

-------
33

                                         Institutional
Fund                                        Class I
------------------------------------------------------
Science & Technology Fund
 Management Fees                             0.90%
 Other Expenses                              1.25%
  Total Annual Fund Operating Expenses       2.15%
 Fee Waiver and/or Expense Reimbursement     1.15%
  Net Expenses/1/                            1.00%
------------------------------------------------------
Small Cap Growth Fund
 Management Fees                             0.95%
 Other Expenses                              0.84%
  Total Annual Fund Operating Expenses       1.79%
 Fee Waiver and/or Expense Reimbursement     0.67%
  Net Expenses/1/                            1.12%
------------------------------------------------------
Small Cap Index Fund
 Management Fees                             0.28%
 Other Expenses                              1.34%
  Total Annual Fund Operating Expenses       1.62%
 Fee Waiver and/or Expense Reimbursement     0.72%
  Net Expenses/1/                            0.90%
------------------------------------------------------
Socially Responsible Fund
 Management Fees                             0.65%
 Other Expenses                              1.03%
  Total Annual Fund Operating Expenses       1.68%
 Fee Waiver and/or Expense Reimbursement     0.58%
  Net Expenses/1/                            1.10%
------------------------------------------------------
Stock Index Fund
 Management Fees                             0.27%
 Other Expenses                              0.91%
  Total Annual Fund Operating Expenses       1.18%
 Fee Waiver and/or Expense Reimbursement     0.58%
  Net Expenses/1/                            0.60%
------------------------------------------------------
Global Equity Fund
 Management Fees                             0.90%
 Other Expenses                              0.78%
  Total Annual Fund Operating Expenses       1.68%
 Fee Waiver and/or Expense Reimbursement     0.03%
  Net Expenses/1/                            1.65%
------------------------------------------------------

                                                                        -------

                                                      Institutional
Fund                                                     Class I
-------------------------------------------------------------------
International Equity Fund
 Management Fees                                          0.90%
 Other Expenses                                           0.91%
  Total Annual Fund Operating Expenses                    1.81%
 Fee Waiver and/or Expense Reimbursement                  0.41%
  Net Expenses/1/                                         1.40%
-------------------------------------------------------------------
International Small Cap Fund
 Management Fees                                          1.05%
 Other Expenses                                           1.09%
  Total Annual Fund Operating Expenses                    2.14%
 Fee Waiver and/or Expense Reimbursement                  0.39%
  Net Expenses/1/                                         1.75%
-------------------------------------------------------------------
Balanced Fund
 Management Fees                                          0.75%
 Other Expenses                                           0.68%
  Total Annual Fund Operating Expenses                    1.43%
 Fee Waiver and/or Expense Reimbursement                  0.02%
  Net Expenses/1/                                         1.41%
-------------------------------------------------------------------
Aggressive Growth LifeStyle Fund
 Management Fees                                          0.10%
 Other Expenses                                           0.25%
  Total Annual Fund Operating Expenses                    0.35%
 Fee Waiver and/or Expense Reimbursement                  0.25%
  Net Expenses/1/                                         0.10%
 Estimated Total Annual Combined Indirect Expenses/2/     1.37%
-------------------------------------------------------------------
Conservative Growth LifeStyle Fund
 Management Fees                                          0.10%
 Other Expenses                                           0.25%
  Total Annual Fund Operating Expenses                    0.35%
 Fee Waiver and/or Expense Reimbursement                  0.25%
  Net Expenses/1/                                         0.10%
 Estimated Total Annual Combined Indirect Expenses/2/     1.33%
-------------------------------------------------------------------
Moderate Growth LifeStyle Fund
 Management Fees                                          0.10%
 Other Expenses                                           0.25%
  Total Annual Fund Operating Expenses                    0.35%
 Fee Waiver and/or Expense Reimbursement                  0.25%
  Net Expenses/1/                                         0.10%
 Estimated Total Annual Combined Indirect Expenses/2/     1.35%
-------------------------------------------------------------------
Core Bond Fund
 Management Fees                                          0.60%
 Other Expenses                                           0.69%
  Total Annual Fund Operating Expenses                    1.29%
 Fee Waiver and/or Expense Reimbursement                  0.09%
  Net Expenses/1/                                         1.20%
-------------------------------------------------------------------

-------

                                         Institutional
Fund                                        Class I
------------------------------------------------------
High Yield Bond Fund
 Management Fees                             0.83%
 Other Expenses                              0.80%
  Total Annual Fund Operating Expenses       1.63%
 Fee Waiver and/or Expense Reimbursement     0.25%
  Net Expenses/1/                            1.45%
------------------------------------------------------
Strategic Income Fund
 Management Fees                             0.75%
 Other Expenses                              0.75%
  Total Annual Fund Operating Expenses       1.50%
 Fee Waiver and/or Expense Reimbursement     0.05%
  Net Expenses/1/                            1.45%
------------------------------------------------------
U.S. Government Securities Fund
 Management Fees                             0.60%
 Other Expenses                              0.69%
  Total Annual Fund Operating Expenses       1.29%
 Fee Waiver and/or Expense Reimbursement     0.14%
  Net Expenses/1/                            1.15%
------------------------------------------------------
Money Market Fund
 Management Fees                             0.20%
 Other Expenses                              0.97%
  Total Annual Fund Operating Expenses       1.17%
 Fee Waiver and/or Expense Reimbursement     0.47%
  Net Expenses/1/                            0.70%
------------------------------------------------------

1 Reflects AGAM's contractual obligation to waive and to the extent necessary reimburse certain fees and expenses of the Fund through February 28, 2001.
2 These estimates are based upon the Funds' Expenses shown above and the expenses of the Underlying Funds' Institutional Class I shares shown in the current prospectus for such shares. The estimates assume the following con-stant allocation by the Funds of their assets among the Underlying Funds:

                       Aggressive Growth Moderate Growth Conservative Growth
                        Lifestyle Fund   Lifestyle Fund    Lifestyle Fund
International Equity
Fund                          25%              15%                8%
Small Cap Growth Fund         20%              13%                8%
Mid Cap Value Fund            10%               9%                6%
Mid Cap Growth Fund            5%               3%                2%
Large Cap Growth Fund         20%              15%               13%
Growth & Income Fund          10%              15%               13%
Core Bond Fund                10%              30%               50%
High Yield Bond Fund           0%               0%                0%

The Funds' actual expense may be higher or lower as a result of the allocation of their assets among the Underlying Funds, the expenses of the Underlying Funds, and/or the Funds' own expenses. The Net expense and Total Annual Operating Expenses shown above with respect to the LifeStyle Funds and used to calculate the 1 year and 3, 5 and 10 years examples, respectively, shown on the following pages with respect to such Funds.

                                                                        -------

By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a particular Fund, or a particular class of shares, with the costs of investing in other mutual funds.

The examples assume that you:
  . Invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods.
  . Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------
Growth & Income Fund
 Institutional Class I Shares        $131   $409    $708    $1,556
-------------------------------------------------------------------
Large Cap Growth Fund
 Institutional Class I Shares         109    340     590     1,306
-------------------------------------------------------------------
Mid Cap Growth Fund
 Institutional Class I Shares         140    437     755     1,657
-------------------------------------------------------------------
Mid Cap Value Fund
 Institutional Class I Shares         171    530     913     1,987
-------------------------------------------------------------------
Science & Technology
 Institutional Class I Shares         102    318     552     1,225
-------------------------------------------------------------------
Socially Responsible Fund
 Institutional Class I Shares         114    356     617     1,363
-------------------------------------------------------------------
Small Cap Growth Fund
 Institutional Class I Shares          92    287     498     1,108
-------------------------------------------------------------------
Small Cap Index Fund
 Institutional Class I Shares         112    350     606     1,340
-------------------------------------------------------------------
Stock Index Fund
 Institutional Class I Shares          61    192     335       750
-------------------------------------------------------------------
Global Equity Fund
 Institutional Class I Shares         168    520     897     1,955
-------------------------------------------------------------------
International Equity Fund
 Institutional Class I Shares         143    443     766     1,680
-------------------------------------------------------------------
International Small Cap Fund
 Institutional Class I Shares         178    551     949     2,062
-------------------------------------------------------------------
Balanced Fund
 Institutional Class I Shares         144    446     771     1,691
-------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
 Institutional Class I Shares          10     32      56       128
-------------------------------------------------------------------
Conservative Growth Lifestyle Fund
 Institutional Class I Shares          10     32      56       128
-------------------------------------------------------------------
Moderate Growth Lifestyle Fund
 Institutional Class I Shares          10     32      56       128
-------------------------------------------------------------------
Core Bond Fund
 Institutional Class I Shares         122    381     660     1,455
-------------------------------------------------------------------
High Yield Bond Fund
 Institutional Class I Shares         148    459     792     1,735
-------------------------------------------------------------------
Strategic Income Fund
 Institutional Class I Shares         148    459     792     1,735
-------------------------------------------------------------------
U.S. Government Securities Fund
 Institutional Class I Shares         117    365     633     1,398
-------------------------------------------------------------------
Money Market Fund
 Institutional Class I Shares          72    224     390       871
-------------------------------------------------------------------

-------

More Information About
Investment Strategies and Risks

This Prospectus does not attempt to disclose all of the different investment techniques that the Funds might use, or all of the types of securities in which the Funds might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Funds' management. A subadvisor may choose not to use some or all of the investment techniques available to a Fund, and these choices may cause the Fund to lose money or not achieve its invest-ment objective.

Each Fund has a unique investment objective (see the Fund Summaries) that it tries to achieve through its investment strategies. The investment objectives of the following Funds cannot be changed without the approval of the holders of a majority of the outstanding shares of each Fund: Growth & Income Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Global Equity Fund, International Equity Fund, International Small Cap Fund, Balanced Fund, Core Bond Fund, Strategic Income Fund, U.S. Government Securities Fund and Money Market Fund. The Investment objectives of the other Funds may be changed by the Trustees. Except as noted for certain investment restrictions, the strategies a Fund uses to achieve its investment objective also may be changed by the Trustees without approval of the shareholders. Because each Fund is dif-ferent, they have different investment policies and risks, and will also have different returns over time. This section provides additional information about the Funds, and should be read in conjunction with the Fund Summaries.

Growth & Income Fund
Wellington Management seeks to achieve the Fund's objective by investing pri-marily in a diversified portfolio of common stocks of U.S. issuers which Wel-lington Management believes are of high quality. Wellington Management believes that high quality companies are evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equi-ty, steady or increasing dividend payout, and strong management skills. The Fund's investments will emphasize primarily dividend paying stocks of larger companies. The Fund may invest in securities that can be converted into, or that include the right to buy common stocks, including convertible securities issued in the Euromarket and preferred stocks. The Fund may also invest in mar-ketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P, or unrated securities considered to be of equivalent quality in Wellington Manage-ment's judgment. Under normal market conditions, the subadvisor expects that the Fund's portfolio will consist primarily of equity securities.

The Fund may invest in derivatives.

Large Cap Growth Fund
At least 65% of the Fund's total assets will be invested in common stocks of well-established, high-quality growth companies. The Fund may also invest in convertible securities, preferred stocks, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Although these securities may produce current income, income will not be a substantial factor in selecting these securities.

The Fund may invest in investment grade bonds, debentures and corporate obliga-tions rated at the time of purchase of Baa or higher by Moody's or BBB or higher by S&P or comparable quality at the time of purchase. The Fund may choose to invest in lower-rated (Ba or lower by Moody's and BB or lower by S&P or comparable quality at the time of purchase) convertible and preferred stocks but not rated below B. The Fund may also invest in unrated convertible securi-ties and preferred stocks if Founders

                                                                        -------
believes that they are equivalent in quality to the rated securities the Fund may buy.

The Fund will never have more than 5% of its total assets invested in unrated or below-investment-grade fixed income securities, with the exception of pre-ferred stocks. If the Fund holds securities that are downgraded after they are purchased, the Fund does not have to sell them unless the Fund assets in unrated and below investment-grade securities reaches 5% of total assets.

The Fund is also permitted to use forward foreign currency contracts and futures contracts. The Fund may also purchase and/or write options on securi-ties and on indices, and may invest in Rule 144A securities.

Mid Cap Growth Fund
The Fund invests in equity securities, including common and preferred stocks, and securities that can be converted into or exchanged for equity securities, including warrants and rights. The Fund will typically invest in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

To give the Fund the flexibility to take advantage of new opportunities that can help to meet the Fund's investment objectives, the Fund can invest up to 15% of its net assets in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes and repurchase agreements.

The Fund may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. The Fund may also purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securi-ties limitation.

The Fund may invest in derivatives.

Mid Cap Value Fund
Although primarily investing in equity securities of mid cap companies using a value-oriented approach, the Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing NAV price movements. In using certain derivatives to gain stock mar-ket exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and exchange rates fluctuate.

When the Fund anticipates adverse market, economic, political or other condi-tions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the Fund avoid losses but may also mean lost opportunities.

Science & Technology Fund
At least 65% of the Fund's total assets will be invested in common stocks. Other securities may also be purchased, including foreign stocks, futures, and options, in keeping with the Fund's objectives. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Since this Fund is focused on the science and technology industries, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. Companies in the rapidly changing fields of science and technology often face unusually high price vola-tility, in terms of both gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines.

The level of risk will rise to the extent that the Fund has significant expo-sure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investment in futures and options, if any, are subject to additional volatility and potential losses.

-------

As with any mutual fund, there can be no guarantee the Fund will achieve its objectives.

Small Cap Growth Fund
The Fund will usually invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation. Emerging growth companies are small- or medium-sized companies beyond their start-up phase showing positive earnings or the potential for accelerated earnings growth.

Although the Fund will typically invest in smaller companies, the Fund may invest in emerging growth companies of any size. Emerging growth companies gen-erally benefit from new products or services, technological developments, changes in management or other factors. The Fund may also invest in companies experiencing unusual developments affecting their market value, called "special situation" companies. These companies may be involved in acquisitions or con-solidations, reorganization, recapitalization, mergers, liquidation, or distri-bution of cash, securities or other assets, tender or exchange offers, a breakup or workout of a holding company, lawsuits which, if resolved favorably, would improve the value of the company's stock, or a change in corporate con-trol.

The Fund may invest up to 20% of its total assets in investment grade debt securities (other than money market obligations) and preferred stocks that are not convertible into common stock. The Fund may also invest up to 25% of its total assets in the securities of foreign issuers, which have certain risks associated with them. The Fund's status is non-diversified , although its port-folio managers have typically diversified the Fund's investments.

The interest income to be derived may be considered as one factor in selecting debt securities for investment. Because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital apprecia-tion when interest rates are expected to decline. The success of such a strat-egy is dependent upon the manager's ability to accurately forecast changes in interest rates.

A security will be considered investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined by the manager to be of comparable quality. Bonds rated in the fourth highest grade may have speculative characteristics. If a security held by the Fund is no longer rated, or is rated below the Fund's minimum allowed rating, the manager factors this information into the decision about whether the Fund should continue to hold the securities. The Fund can normally invest up to 20% of its total assets in domestic and foreign short-term money market obligations.

Investing in securities of emerging growth and small-sized companies can involve greater risks because these securities may have limited marketability. Because small and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell large numbers of shares without affecting current prices. Small- and medium-sized companies are typically subject to a greater degree of changes in earn-ings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. And companies with small market capitalizations may also be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group.

The Fund may invest in derivatives.

Small Cap Index Fund
The Fund's subadvisor pursues the Fund's objective by investing in companies that are listed in the Russell 2000 Index (the "Index"), except for a small portion in cash, to be available for redemptions. Since it may not be possible to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the Index will be selected utilizing a statistical sampling technique known as "op-timization". This process selects stocks for the Fund so that various industry weightings, market capital-

                                                                        -------
izations and fundamental characteristics (e.g., price-to-book, price-to-earn-ings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as whole.

Socially Responsible Fund
The manager of the Fund determines whether a company "significantly" engages in prohibited activities by screening the Fund's investable universe against a proprietary database of stocks. Companies in the database generating more than 5% of revenues from any violating activity are not purchased by the Fund.

In addition to this database, the manager uses various other resources to screen out companies whose operations appear to violate the social criteria.

At least once a year, the Investor Responsibility Research Center ("IRRC") sur-veys state laws to see if there are any new or revised state laws that govern or affect the investment of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to the Fund's social criteria list.

The manager of the Fund determines whether a company "significantly pollutes the environment" by screening the Fund's investable universe against a list of the top 75 global emitters. Emissions data is collected from various sources including, but not limited to, government agencies and company filings. In addition to this list, the manager uses various publications to screen out com-panies whose operations appear to violate the social criteria.

Stock Index Fund
The Fund's subadvisor pursues the Fund's objective by investing in companies that are listed in the S&P 500 Index (the "Index"), except for a small portion in cash, to be available for redemptions. Since it may not be possible to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the Index will be selected utilizing a statistical sampling technique known as "optimiza-tion". This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as whole.

Global Equity Fund
The Fund invests primarily in equity securities of issuers throughout the world, including issuers in the U.S. and emerging market countries.

The Fund may also invest in money market instruments. Although the Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in equity securities that are traded over-the-counter or that are not admitted to listing on a stock exchange or dealt in on a regulated market. Pri-vately traded securities may have additional liquidity risks. The Fund may also engage in forward foreign currency transactions and purchase when-issued or delayed delivery securities.

International Equity Fund
MSAM's Active International Allocation team analyzes both the global economic environment and the economies of the industrialized countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index. EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. MSAM views each country and sector as unique investment opportunities and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and currency outlook. After determining to invest in a country or sector, MSAM establishes overweight, underweight or neutral positions relative to the broad market index for that country or sector. Within the countries or sectors selected for investment, MSAM purchases optimized baskets of equity securities designed to track the local market index. The Fund does not invest in securities of U.S. issuers. MSAM

-------
considers an issuer to be from a particular country if: (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, and has a principal office in, that country.

The Fund will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Fund, if MSAM is not successful in employing them, the Fund's performance may be worse than if it did not make such investments.

The Fund may invest in emerging market countries and, with regard to such investments, make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

International Small Cap Fund
The Fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

The Fund may invest a significant portion of its assets in the securities of small companies. The securities of small companies may have limited marketabil-ity and may experience more abrupt or erratic movements in price than securi-ties of larger companies or the market averages in general. Because of this, the net asset value of the International Small Cap Fund may fluctuate more widely than popular market averages.

The Fund may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation.

The Fund may invest in investment-grade bonds, debt securities and corporate obligations. For purposes of this Fund, investment grade securities are those rated Baa or higher by Moody's, or BBB or higher by S&P or of comparable investment quality at the time of purchase. The Fund may choose to invest in lower-rated convertible securities and preferred stocks (securities rated Ba or lower by Moody's and BB or lower by S&P) or of comparable investment quality at the time of purchase. The Fund may also invest in unrated convertible securi-ties and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Fund may buy.

The Fund will not invest more than 5% of its total assets in unrated or below investment-grade fixed-income securities, with the exception of preferred stocks. If the Fund holds securities that are downgraded to below investment grade after they are purchased, the Fund does not have to sell them unless the Fund's investments in unrated and below investment grade securities are equal to or greater than 5% of total fund assets.

Since the Fund's assets will be invested primarily in foreign securities and since substantially all of the Fund's revenues will be received in foreign cur-rencies, the Fund's net asset values will be affected by changes in currency exchange rates. The Fund will pay dividends in dollars and will incur currency conversion costs.

Balanced Fund
The Fund may invest in convertible securities, preferred stocks, bonds, deben-tures, and other corporate obligations when INVESCO

                                                                        -------
believes that these investments offer opportunities for capital appreciation. Current income is also a factor in the selection of these securities.

The Fund may invest without limit in ADRs and up to 30% of its total assets in foreign securities (other than ADRs). The Fund will not invest more than 25% of its total assets in the securities of any one foreign country. The Fund will be subject to special risks as a result of its ability to invest up to 30% of its total assets in foreign securities, excluding ADRs.

The Fund may also take positions in securities traded on regional or foreign exchanges. The portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment grade corporate bonds. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions.

The Fund may invest in derivatives.

Aggressive Growth LifeStyle Fund
The Fund is managed so that it can serve as a complete investment program or as a core part of your larger portfolio. The combination of the North American Funds ("Underlying Funds") has been selected to represent a reasonable spectrum of investment options for the Fund. The manager may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

Conservative Growth LifeStyle Fund
The Fund is managed so that it can serve as a complete investment program or as a core part of your larger portfolio. The combination of the North American Funds ("Underlying Funds") has been selected to represent a reasonable spectrum of investment options for the Fund. The manager may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

Moderate Growth LifeStyle Fund
The Fund is managed so that it can serve as a complete investment program or as a core part of your larger portfolio. The combination of the North American Funds ("Underlying Funds") has been selected to represent a reasonable spectrum of investment options for the Fund. The manager may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

Core Bond Fund
Credit research on corporate bonds includes examining both quantitative (mathe-matical) and qualitative criteria established by AGIM. These criteria include an issuer's industry, operating and financial profiles, business strategy, man-agement quality, and projected financial and business conditions.

Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities, those rated below Baa3 by Moody's and BBB by S&P or compara-ble investment quality at the time of purchase. Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as com-mercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. The Fund may invest in depositary receipts, foreign cur-rency, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, real estate securities, repurchase agreements, reverse repurchase agreements, dollar rolls, structured securities, variable amount master demand notes, variable rate demand notes, and when-issued securities.

The Fund may invest in derivatives.

High Yield Bond Fund
At least 65% of the Fund's total assets are invested in below investment-grade U.S. and foreign junk bonds. To balance this risk, the Fund may invest up to 35% in investment grade securities, which are those securities rated Baa3 or higher by Moody's and BBB- or higher by S&P or comparable investment quality at the time of

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43
purchase. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash or interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrant, and convertible securities.

The sub-advisor can also employ a temporary defensive strategy, which means that under certain market conditions the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other condi-tions. If the Fund takes such a temporary defensive position, it may not achieve its stated investment objective.

Strategic Income Fund
The Fund may invest in debt obligations issued or guaranteed by a foreign sov-ereign government or one of its agencies or political subdivisions, and debt obligations issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. These securi-ties may be denominated in multi-national currency units.

The purpose of investing a portion of the Fund's assets in below investment grade, mortgage, and international debt securities, is to provide investors with a higher yield than a high-quality domestic corporate bond fund, and with less risk than a fund that invests principally in below investment grade secu-rities. Some of the debt securities the Fund may select may be considered com-parable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P) or comparable investment quality at the time of purchase.

The Fund may invest in derivatives.

U.S. Government Securities Fund
The Fund may invest in:

 .Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), popularly known as "Ginnie Maes," that are backed by the full faith and credit of the U.S. Government. These are known as a "modified pass through" type of mortgage- backed security ("GNMA Certificates"). These securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages
 .U.S. Treasury obligations
 .Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. These securities are backed by their own credit, and may not be backed by the full faith and credit of the U.S. Government
 .Mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mort-gage Corporation and the Federal National Mortgage Association; .Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government; and .Repurchase agreements collateralized by any of the foregoing.

Money Market Fund
The Fund invests in high quality, U.S. dollar-denominated money market instru-ments, as described on page 29.

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                                                                             44

Other Risks of Investing in the North American Funds


Although a Fund may have the flexibility to use some or all of the investments or strategies described in this Prospectus and the Statement of Additional Information, its subadvisor may choose not to use these investments or strate-gies for a variety of reasons. These choices may cause a Fund to miss opportu-nities, lose money or not achieve its goal.

High Yield/High Risk Securities
High yield securities (often known as "junk bonds") include debt instruments that have an equity security attached to them. Securities rated below invest-ment grade and comparable unrated securities offer yields that fluctuate over time, but generally offer higher yields than do higher rated securities. Howev-er, securities rated below investment grade also involve greater risks than higher- rated securities. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some qual-ity and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

Some of the debt securities in which the Funds may choose to invest may be, or may be similar to, the lowest rated non-subordinated debt (securities rated C by Moody's or CCC or lower by S&P) or comparable investment quality at the time of purchase. This type of security is very risky, as issuers may not have the ability to repay principal and interest, and may even default. If this should occur, the value of shares of the Fund holding them would likely fall.

Foreign Securities
There are risks associated with investing in foreign securities. These risks include unforeseen changes in tax laws, political changes, and changes in for-eign currency values and exchange rates.

There may be less publicly available information about foreign issuers. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements, which are generally less extensive than the requirements for domestic issuers. Foreign stock markets generally have substantially less volume than the U.S. exchanges and securities of foreign issuers are generally less liquid and more volatile, relative to U.S. issuers. For emerging markets, these risks can be more extreme.

There is frequently less governmental regulation of foreign exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be high-er. In addition, investments in foreign companies may be subject to the possi-bility of nationalization or other changes in policy. Policy changes may allow foreign governments to withhold dividends, expropriate (confiscate, or keep) investment returns, or raise taxes to extremely high levels, among other things. Also, should a foreign issuer default, it may be difficult to recover anything in a bankruptcy proceeding.

Lending Fund Securities

Each Fund, except the LifeStyle Funds, may lend up to 33% (30% for the Stock Index Fund and the Small Cap Index Fund, 33 1/3% for the High Yield Bond Fund, the Mid Cap Value Fund, the Socially Responsible Fund and the Science & Tech-nology Fund) of its total portfolio assets, or securities to brokers, dealers and other financial institutions. These loans must be callable (the Fund may ask that the loan be repaid in full) at any time by the Fund. The loans must be at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and marked to market (priced at market value) to the value of loaned securities on a daily basis. As with any extensions of credit, there may be risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of Fund secu-rities will only be made to firms deemed by the subadvisors to be creditworthy.

Leverage Risk
Funds that borrow money to buy securities are using leverage. Leverage risk is the risk that leverage, or debt, will enable a Fund to buy more of a security that falls in value. In this case, the Fund would still need to repay the money it borrowed. Funds can create leverage, or borrow money, by using different types of techniques including reverse repurchase agreements, dollar rolls, and derivatives including inverse floating rate instruments.

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45

Hedging and Other
Strategic Transactions
Individual Funds may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Fund. Hedging is simply believing that certain securi-ties will fall, or rise, in value, and structuring transactions that take advantage of those changes. These transactions are generally used to protect against possible changes in the market value of securities a Fund already owns or plans to buy, to protect unrealized gains or to improve the Fund's return in some way.

Where allowed, individual Funds may purchase and sell (or write) exchange-listed and over-the- counter put and call options on securities, index futures contracts, financial futures contracts and fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions. This category includes derivative transactions. A "derivative" is generally defined as an instrument whose value is based upon, or derived from, some underlying index or rate. Interest rate transactions may include swaps, caps, floors and collars, and currency transactions may include currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Frequent Trading
A Fund may buy or sell investments frequently, increasing brokerage commissions and other expenses of the Fund. Frequent trading may also increase the amount of capital gains realized by a Fund, including short-term capital gains, which are generally taxable to shareholders at ordinary income tax rates.

Temporary Defensive Strategies
A Fund's subadvisor may at certain times decide that pursuing the Fund's investment strategies is inconsistent with market conditions. A subadvisor may then employ defensive strategies designed mostly to limit losses. However, the subadvisor may choose not to use defensive strategies, even in volatile or unsettled market conditions. Such defensive strategies may cause the Fund to miss opportunities or to not achieve its goal.


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                                                                              46

Management of the Funds


Under the federal securities laws, Massachusetts law and the Trust's Agreement and Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of the Trustees.

American General Asset Management Corp. ("AGAM"), formerly CypressTree Asset Management Corporation, Inc., is the investment adviser for the Trust. AGAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. AGAM's address is 286 Congress Street, Boston, Massachusetts 02210.

According to its Advisory Agreement with the Trust (the "Advisory Agreement"),
AGAM:

 .Oversees the administration of all aspects of the business and affairs of the Funds
 .Selects, contracts with and compensates subadvisors to manage the assets of the Funds

The following table shows the management fees each Fund paid (or, in the case of new Funds will pay) to AGAM for the last fiscal year under the Advisory Agreement as a percentage of the Fund's average daily net asset value.

 Funds                    Management Fees
                                         Between       Between
                             First    $50 Million & $200 Million & Excess Over
                          $50 Million $200 Million   $500 Million  $500 Million
-------------------------------------------------------------------------------
 Growth & Income Fund     0.725%         0.675%     0.625%         0.550%
 Large Cap Growth Fund    0.900%         0.850%     0.825%         0.800%
 Mid Cap Growth Fund      0.925%         0.900%     0.875%         0.850%
 Mid Cap Value Fund       0.900%      See Below/1/
 Science and Technology
 Fund                     0.900%         0.900%     0.900%         0.900%
 Small Cap Growth Fund    0.950%         0.950%     0.950%         0.950%
 Small Cap Index Fund     0.280%         0.280%     0.280%         0.270%
 Socially Responsible
 Fund                     0.650%         0.650%     0.650%         0.650%
 Stock Index Fund         0.270%         0.270%     0.270%         0.260%
 Global Equity Fund       0.900%         0.900%     0.700%         0.700%
 International Equity
 Fund                     0.900%         0.850%     0.800%         0.750%
 International Small
 Cap Fund                 1.050%         1.000%     0.900%         0.800%
 Balanced Fund            0.775%         0.725%     0.675%         0.625%
 Aggressive Growth
 LifeStyle Fund           0.100%         0.100%     0.100%         0.100%
 Conservative Growth
 LifeStyle Fund           0.100%         0.100%     0.100%         0.100%
 Moderate Growth
 LifeStyle Fund           0.100%         0.100%     0.100%         0.100%
 Core Bond Fund           0.600%         0.600%     0.525%         0.475%
 High Yield Bond Fund     0.825%         0.825%     0.725%         0.675%
 Strategic Income Fund    0.750%         0.700%     0.650%         0.600%
 U.S. Government
 Securities Fund          0.600%         0.600%     0.525%         0.475%
 Money Market Fund        0.200%         0.200%     0.200%         0.145%

  /1/The management fee schedule for the Mid Cap Value Fund is as follows:
    0.900% on the first $100 million, 0.875% between $100 million and $250 mil-lion, 0.850% between $250 million and $500 million, 0.825% between $500 million and $750 million, and 0.800% on the excess over $750 million of the average net assets of the Fund.
--------------------------------------------------------------------------------

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47

 .Makes recommendations to the Trustees regarding the hiring, termination and replacement of subadvisors
 .Reimburses the Fund if the total of certain expenses allocated to any Fund exceeds certain limitations
 .Monitors the subadvisors for compliance with the investment objectives and related policies of each Fund
 .Reviews the performance of the subadvisors
 .Periodically reports to the Trustees


Under an order granted to the Funds by the Securities and Exchange Commission, AGAM is permitted to appoint a subadvisor, to create a subadvisory agreement, and to terminate or amend a subadvisory agreement, in each case without share-holder approval. This "Manager of Managers" structure permits the Funds to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. AGAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisors, including making recommendations to the Trust regarding the hir-ing, termination and replacement of subadvisors.

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                                                                              48

Subadvisory Agreements

Wellington Management Company, LLP
Wellington Management Company, LLP, the subadvisor to the Growth & Income Fund ("Wellington Management"), whose principal business address is 75 State Street, Boston, Massachusetts 02109.

Wellington Management and its predecessor organizations have provided invest-ment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals since 1928. As of September 30, 1999, Wellington Management had investment management author-ity with respect to approximately $217 billion of assets.

Matthew E. Megargel, Senior Vice President of Wellington Management, has served as fund manager to the Growth & Income Fund since February 1992. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on addi-tional responsibilities as a fund manager in 1988. In 1991, he became solely a fund manager with Wellington Management.

Credit Suisse Asset Management, LLC.
Credit Suisse Asset Management, LLC., the subadvisor to the Small Cap Growth Fund ("CSAM"), is located at 153 E. 53rd Street, New York, New York, 10022.

CSAM is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of November 30, 1999, CSAM managed approximately $60 billion of assets, and together with its global affiliates, managed $168 billion worldwide.

The co-fund managers of the Small Cap Growth Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater, a managing director, has been fund manager of the Small Cap Growth Fund since its inception and has been a fund manager since 1978. Mr. Lurito, a managing director, has been a fund manager of the Small Cap Growth Fund since its inception and has been with the firm since 1987.

Founders Asset Management, LLC.

Investment decisions for the Large Cap Growth Fund, International Small Cap Fund and Global Equity Funds are made by their subadvisor, Founders Asset Man-agement, LLC ("Founders"), located at 2930 East Third Avenue, Denver, Colorado 80206. Founders is a registered investment adviser first established as an asset manager in 1938, and is a subsidiary of Mellon Bank, N.A. As of September 30, 1999, Founders had over $7.5 billion of assets under management, including approximately $5.2 billion in mutual fund accounts and $2.3 billion in other advisory accounts.

To facilitate the day-to-day investment management of the Large Cap Growth Fund, International Small Cap Fund, and Global Equity Fund, Founders employs a unique team-and-lead-manager system. The management team is composed of several members of the Investment Department, including lead portfolio managers, port-folio traders and research analysts. Team members share responsibility for pro-viding ideas, information, knowledge and expertise in the management of the Funds. Each team member has one or more areas of expertise that is applied to the management of the Fund. Daily decisions on Fund selection for the Fund rests with a lead fund manager assigned to the Fund.

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49

Tracy P. Stouffer, Vice President of Investments, has been the lead fund man-ager for the International Small Cap Fund since July 1999. Previously, Mr. Stouffer was a vice president and portfolio manager with Federated Global Incorporated from 1995 to July 1999 and a vice president and portfolio manager with Clariden Asset Management from 1988 to 1995.

Thomas M. Arrington, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Scott Chapman, of the Large Cap Growth Fund since December 1998. Mr. Arrington has served as co-port-folio manager to the Global Equity Fund since March 2000. Prior to joining Founders, he was vice president and director of income equity strategy at HighMark Capital Management, a subsidiary of Union BanCal Corp., where he man-aged the HighMark Income Equity Fund, a large-cap fund. He received a bache-lor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Scott Chapman, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Thomas Arrington, of the Large Cap Growth Fund since December 1998. Mr. Chapman has served as co-portfo-lio manager to the Global Equity Fund since March 2000. Before joining Found-ers, Chapman was vice president and director of growth strategy for HighMark Capital. He has more than 10 years experience in equity investment management, including security analysis positions with McCullough, Andrews and Cappiello and Cooper Development Co. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Douglas A. Loeffler, Vice President of Investments, is a Chartered Financial Analyst who has served as the co-portfolio manager of the Global Equity Fund since March, 2000. Mr. Loeffler has been the lead portfolio manager for Dreyfus Founders Worldwide Growth Fund since July, 1999. Prior to joining Founders in 1995, Mr. Loeffler was an investment professional at Scudder, Stevens & Clark for seven years.

INVESCO Funds Group, Inc. ("INVESCO")
INVESCO, with principal offices at 7800 E. Union Blvd., Denver, Colorado 80237, has been the subadvisor to the Balanced Fund and the Mid Cap Growth Fund since March 2000. Established in 1932, INVESCO Funds Group is one of the oldest existing mutual fund management companies in the United States. Some of the world's largest institutions and more than one million individual investors rely on the knowledge of INVESCO's investment specialists. As of December 31, 1999, INVESCO and its affiliates managed approximately $357 billion in assets, including $40 billion in shareholder accounts.

Charles P. Mayer, Director of Investments & Senior Vice President, manages the equity portion of the Balanced Fund. Mr. Mayer, who joined INVESCO in 1993, has been an investment professional since 1969. Mr. Mayer holds a BA from St. Peter's College, and an MBA from St. John's University.

Donovan J. Paul, Senior Vice President, manages the fixed-income portion of the Balanced Fund. Mr. Paul, who joined INVESCO in 1994, has been an investment professional since 1976. Mr. Paul holds a BBA from the University of Iowa, and an MBA from the University of Northern Iowa.

Peter Lovell, Vice President, is a co-manager of the Balanced Fund. Mr. Lovell, who joined INVESCO in 1994, has been an investment professional since 1976. Mr. Lovell holds a BBA from the University of Iowa, and an MBA from the University of Northern Iowa.

Timothy J. Miller, Senior Vice President, manages the Mid Cap Growth Fund. Mr. Miller, who joined INVESCO in 1992, has been an investment professional since 1979. Mr. Miller holds a BSBA from St. Louis University, and an MBA from the University of Missouri.

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                                                                              50

Morgan Stanley Dean Witter Investment Management Inc.
Morgan Stanley Dean Witter Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, has been the subadvisor to the International Equity Fund since April 1, 1999. Morgan Stanley Dean Witter Investment Management Inc. in certain instances does business using the name Morgan Stanley Asset Management ("MSAM"). MSAM, a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., conducts a worldwide fund management business, providing a broad range of fund management services to customers in the United States and abroad. As of September 30, 1999, MSAM, together with its affiliated institutional asset management companies, managed investments totaling approximately $173.5 billion.

Ann D. Thivierge shares portfolio management responsibility for the Interna-tional Equity Fund with Barton M. Biggs. Ms. Thivierge is a Managing Director of MSAM. She joined MSAM in 1986 and holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

Barton M. Biggs has been Chairman and a director of MSAM since 1980. He is also a director and chairman of various registered investment companies to which MSAM and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

American General Investment Management, L.P. ("AGIM")
AGIM has been the subadvisor to the Strategic Income Fund, the Core Bond Fund, the U.S. Government Securities Fund, and the Money Market Fund since March, 2000, and of the Stock Index Fund, the Socially Responsible Fund, the High Yield Bond Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, and the Conservative Growth Lifestyle Fund since inception. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Accounts managed by AGIM had combined assets, as of December 31, 1999, of approximately $68.9 billion. AGIM is located at 2929 Allen Parkway, Houston, Texas 77019.

Magali E. Azema-Barac is responsible for AGIM's equity group. She heads the team making investment decisions for each of the Index Funds, as well as for the Socially Responsible Fund. Ms. Azema-Barac joined American General in Sep-tember, 1999. Prior to that, she worked on the equity desk of US West Invest-ment Management Company in Englewood, Colorado, where she managed an enhanced equity portfolio.

Steven Guterman, Executive Vice President portfolio manager of the Strategic Income Fund, joined AGIM in 1998. Mr. Guterman served as Managing Director at Salomon Brothers, Inc. from 1996 to 1998 and as Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to 1998.

Robert N. Kase, Portfolio Manager, who serves as the portfolio manager of the Core Bond Fund and the U.S. Government Securities Fund, joined AGIM in 1998. Mr. Kase has served as Investment Officer of Variable Annuity Life Insurance Company and Senior Portfolio Manager of AGIM since 1998, and was Senior Portfo-lio Manager with CL Capital Management, Inc. from 1992 to 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined AGIM in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

Investment decisions for the Municipal Money Market Fund are made by a team of investment professionals at AGIM.

Teresa Moro, Portfolio Manager, who serves as the portfolio manager of the Money Market Fund, has served as Vice President and Investment Officer of Amer-ican General Series Portfolio Company and as portfolio manager of the American General Series Portfolio Company Money Market Fund since 1991.

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51

Neuberger Berman
Management, Inc. ("NBM") 605 Third Avenue, Second Floor, New York, New York 10158-0180
NBM is the subadvisor for the Mid Cap Value Fund. NBM and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NBM and its affiliates managed approximately $54 billion in aggregate net assets.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of NBM and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with NBM since 1994 and 1998, respectively. Prior to joining NBM, Mr. Mullick was Managing Director of Ark Asset Management from 1993-1998.

T. Rowe Price Associates, Inc., ("T. Rowe Price") 100 East Pratt Street, Baltimore, MD 21202
T. Rowe Price is the subadvisor for the Science & Technology Fund. Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment advisory committee, chaired by Charles A. Morris. Mr. Morris has day-to-day responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program.

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                                                                              52

Section III:

Investing in the North American Funds
Institutional Classes of Shares

Institutional Class I shares of each Fund are available to you through your employer plan. Institutional Class I shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $1 million with the Trust. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Trust, less the cost of all redemptions by such plan from the Trust. American General Funds Distributors, Inc. (the "Distributor") may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale. As a participant in an employer retirement plan, you do not purchase Institutional Class I shares of the Funds directly. Rather, Institutional Class I shares of a Fund are pur-chased for you when you elect to allocate your retirement contributions to a Fund plan that is available as an investment option in your retirement or sav-ings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provi-sions. See your plan administrator or employee benefits office for more details. Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan partici-pant in the Funds, and the procedures for investing depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Trust or designated agent for special processing services.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

Institutional Class I shares are also available for purchase by or through:

1. Certain broker-dealers and other financial institutions that have entered into an agreement with the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar managed account program under which clients: (i) pay an asset-based fee; and (ii) will have at least $1 million invested in Institutional Class I shares.

2. Registered investment advisers offering a "wrap account" or a similar man-aged account program under which clients: (i) pay an asset-based fee; and
   (ii) will have at least $1 million invested in Institutional Class I shares.

3. Trust institutions and bank trust departments that: (i) charge an asset-based fee; and (ii) will have at least $1 million invested in Institutional Class I shares.

4. A charitable organization (as defined for purposes of Section 501(c) (3) of the Internal Revenue Code) investing $1 million or more.

Institutional Class I shares are also available for purchase by the Aggressive, Moderate and Conservative Growth Lifestyle Funds.

The Distributor may waive the minimum investment requirement in certain instances due to sales efficiencies and competitive considerations.

Transfer or exchange of balances
An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Trust only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Trust reserves the right to re-fuse any exchange purchase request.

-------
53

Pricing of Fund Shares

The price of the shares of each Fund is the net asset value per share (next determined following receipt of a properly completed order). The net asset value of the shares of each class of each Fund is calculated separately and, except as described below, is determined once daily as of the close of regu-larly scheduled trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern Time). Net asset value per share of each class of each Fund is calcu-lated by dividing the value of the portion of the Fund's securities and other assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class outstanding. No determination is required on days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. Government securities as well as U.S. Government Securities and money market instruments, is substan-tially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are gener-ally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as deter-mined in good faith by the subadvisors under procedures established and regu-larly reviewed by the Trustees.

All instruments held by the Money Market Fund and short-term debt instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be rein-vested. All Funds except the Money Market Fund declare and pay capital gains annually.


                                                                        -------

Dividends and Distributions from North American Funds


These Funds declare and pay income dividends annually:


 .International Small Cap Fund

 .Global Equity Fund

 .Small Cap Growth Fund

 .Mid Cap Growth Fund

 .Large Cap Growth Fund

 .Balanced Fund

 .Science & Technology Fund

These Funds declare and pay income dividends semi-annually:


 .International Equity Fund

 .Growth & Income Fund

These Funds declare and pay income dividends quarterly:

 .Conservative Growth Lifestyle Fund

 .Aggressive Growth Lifestyle Fund

 .Mid Cap Value Fund

 .Moderate Growth Lifestyle Fund

 .Socially Responsible Fund

 .Small Cap Index Fund

 .Stock Index Fund

These Funds declare income dividends daily and pay monthly:

 .Strategic Income Fund

 .Core Bond Fund

 .U.S. Government Securities Fund

 .Money Market Fund

 .High Yield Bond Fund

-------

Taxes


It is expected that each Fund of the Trust will qualify as a "regulated invest-ment company" under the Code and that it will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each taxable year.

A Fund's distributions derived from interest, dividends and certain other income, including gains from investments that the Fund held for one year or less, will generally result in taxable ordinary income to the shareholders of the Fund. Distributions of net gains from investments held by a Fund for more than one year are taxable as long-term gains (generally at a 20% rate for non-corporate shareholders). Distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. Distributions are taxed as described in this paragraph even if such distributions economically represent a return of a particular shareholder's investment. Distributions that represent a return of a particular shareholder's investment are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposi-tion of shares of the Fund will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares have been held for more than one year. (such gains are gen-erally taxed at a 20% rate for noncorporate shareholders).

If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share.

Descriptions of tax consequences set forth in this Prospectus and in the State-ment of Additional Information are intended to be a general guide. Investors should consult their tax advisers with respect to the specific tax consequences of an investment in the Fund, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in fed-eral or other tax laws. This discussion is not intended as a substitute for careful tax planning.

                                                                        -------

Financial Highlights


[LOGO OF FINANCIAL HIGHLIGHTS]

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the return that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund's financial statements, which have been audited by Ernst & Young LLP (Mid Cap Value Fund, Small Cap Index Fund, Socially Responsible Fund, Stock Index Fund, Aggressive Growth LifeStyle Fund, Conservative Growth LifeStyle Fund, Moderate Growth LifeStyle Fund, and the High Yield Bond Fund). The annual report of Ernst & Young LLP, along with the above listed funds financial statements, is included in the annual report of American General Series Portfolio 2, and is also available upon request.

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                                Mid Cap
                                                              Value Fund
                                                             -------------
                                                             Institutional
                                                                Class I
                                                             -------------
                                                                 Year
                                                                 Ended
                                                               10/31/99
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $10.00
-------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income/(loss)                                         0.07
 Net realized and unrealized gain/(loss) on securities                1.94
                                                             ------------------
 Total income (loss) from investment operations                       2.01
                                                             ------------------
Distributions
 Dividends from net investment income                                (0.06)
 Distributions from net realized gain (loss) on securities               -
                                                             ------------------
 Total distributions                                                 (0.06)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $11.95
-------------------------------------------------------------------------------
Total Return                                                        20.18%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Ratio of expenses to average net assets                             1.17%
-------------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                         2.51%
-------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets         0.64%
-------------------------------------------------------------------------------
 Portfolio turnover rate                                              177%
-------------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)                 126
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                                  $1,507
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             Small Cap
                                                             Index Fund
                                                             ----------
                                                              Class A
                                                             ----------
                                                                Year
                                                               Ended
                                                              10/31/99
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.00
----------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income/(loss)                                      0.10
 Net realized and unrealized gain/(loss) on securities             1.03
                                                             ---------------
 Total income (loss) from investment operations                    1.13
                                                             ---------------
Distributions
 Dividends from net investment income                             (0.10)
 Distributions from net realized gain (loss) on securities            -
                                                             ---------------
 Total distributions                                              (0.10)
----------------------------------------------------------------------------
Net Asset Value, End of Period                                   $11.03
----------------------------------------------------------------------------
Total Return                                                     11.32%
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
 Ratio of expenses to average net assets                          0.83%
----------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                      1.69%
----------------------------------------------------------------------------
 Ratio ot net investment income (loss) to average net assets      0.97%
----------------------------------------------------------------------------
 Portfolio turnover rate                                            48%
----------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)              263
----------------------------------------------------------------------------
 Net assets, end of period (000's)                               $2,900
----------------------------------------------------------------------------

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                            Socially
                                                        Responsible Fund
                                                        ----------------
                                                         Institutional
                                                            Class I
                                                        ----------------
                                                              Year
                                                             Ended
                                                            10/31/99
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income/(loss)                                       0.11
 Net realized and unrealized gain/(loss) on securities              2.16
                                                        ---------------------
 Total income (loss) from investment operations                     2.27
                                                        ---------------------
Distributions
 Dividends from net investment income                              (0.11)
 Distributions from net realized gain (loss) on
  securities                                                           -
                                                        ---------------------
 Total distributions                                               (0.11)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                                    $12.16
-----------------------------------------------------------------------------
Total Return                                                      22.73%
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
 Ratio of expenses to average net assets                           0.68%
-----------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                       1.89%
-----------------------------------------------------------------------------
 Ratio ot net investment income (loss) to average net
  assets                                                           0.97%
-----------------------------------------------------------------------------
 Portfolio turnover rate                                             24%
-----------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)               173
-----------------------------------------------------------------------------
 Net assets, end of period (000's)                                $2,098
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                               Stock
                                                             Index Fund
                                                             ----------
                                                              Class A
                                                             ----------
                                                                Year
                                                               Ended
                                                              10/31/99
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.00
----------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income/(loss)                                      0.11
 Net realized and unrealized gain/(loss) on securities             2.32
                                                             ---------------
 Total income (loss) from investment operations                    2.43
                                                             ---------------
Distributions
 Dividends from net investment income                             (0.11)
 Distributions from net realized gain (loss) on securities            -
                                                             ---------------
 Total distributions                                              (0.11)
----------------------------------------------------------------------------
Net Asset Value, End of Period                                   $12.32
----------------------------------------------------------------------------
Total Return                                                     24.36%
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
 Ratio of expenses to average net assets                          0.82%
----------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                      1.53%
----------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets      1.08%
----------------------------------------------------------------------------
 Portfolio turnover rate                                            14%
----------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)              457
----------------------------------------------------------------------------
 Net assets, end of period (000's)                               $5,634
----------------------------------------------------------------------------


-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                                             Aggressive
                                                               Growth
                                                           Lifestyle Fund
                                                           --------------
                                                           Institutional
                                                              Class I
                                                           --------------
                                                                Year
                                                               Ended
                                                              10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
------------------------------------------------------------------------------
Income Operations:
 Net investment income/(loss)                                        0.07
 Net realized and unrealized gain/(loss) on securities               1.90
                                                           -------------------
 Total income (loss) from investment operations                      1.97
                                                           -------------------
Distributions
 Dividends from net investment income                               (0.06)
 Distributions from net realized gain (loss) on securities              -
                                                           -------------------
 Total distributions                                                (0.06)
------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $11.91
------------------------------------------------------------------------------
Total Return                                                       19.71%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Ratio of expenses to average net assets                            0.10%
------------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                        0.10%
------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net
  assets                                                            0.62%
------------------------------------------------------------------------------
 Portfolio turnover rate                                               9%
------------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)                130
------------------------------------------------------------------------------
 Net assets, end of period (000's)                                 $1,547
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            Conservative
                                                               Growth
                                                           Lifestyle Fund
                                                           --------------
                                                           Institutional
                                                              Class I
                                                           --------------
                                                                Year
                                                               Ended
                                                              10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
------------------------------------------------------------------------------
Income Operations:
 Net investment income/(loss)                                        0.21
 Net realized and unrealized gain/(loss) on securities               1.02
                                                           -------------------
 Total income (loss) from investment operations                      1.23
                                                           -------------------
Distributions
 Dividends from net investment income                               (0.20)
 Distributions from net realized gain (loss) on securities              -
                                                           -------------------
 Total distributions                                                (0.20)
------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $11.03
------------------------------------------------------------------------------
Total Return                                                       12.24%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Ratio of expenses to average net assets                            0.10%
------------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                        0.10%
------------------------------------------------------------------------------
 Ratio ot net investment income (loss) to average net
  assets                                                            2.01%
------------------------------------------------------------------------------
 Portfolio turnover rate                                              10%
------------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)                137
------------------------------------------------------------------------------
 Net assets, end of period (000's)                                 $1,508
------------------------------------------------------------------------------


                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                              Moderate
                                                               Growth
                                                           Lifestyle Fund
                                                           --------------
                                                           Institutional
                                                              Class I
                                                           --------------
                                                                Year
                                                               Ended
                                                              10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.00
------------------------------------------------------------------------------
Income Operations:
 Net investment income/(loss)                                        0.15
 Net realized and unrealized gain/(loss) on securities               1.38
                                                           -------------------
 Total income (loss) from investment operations                      1.53
                                                           -------------------
Distributions
 Dividends from net investment income                               (0.14)
 Distributions from net realized gain (loss) on securities              -
                                                           -------------------
 Total distributions                                                (0.14)
------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $11.39
------------------------------------------------------------------------------
Total Return                                                       15.35%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Ratio of expenses to average net assets                            0.10%
------------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                        0.10%
------------------------------------------------------------------------------
 Ratio ot net investment income (loss) to average net
  assets                                                            1.42%
------------------------------------------------------------------------------
 Portfolio turnover rate                                              11%
------------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)                135
------------------------------------------------------------------------------
 Net assets, end of period (000's)                                 $1,537
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              High Yield
                                                               Bond Fund
                                                             -------------
                                                             Institutional
                                                                Class I
                                                             -------------
                                                                 Year
                                                                 Ended
                                                               10/31/99
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $10.00
-------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income/(loss)                                         0.83
 Net realized and unrealized gain/(loss) on securities               (0.57)
                                                             ------------------
 Total income (loss) from investment operations                       0.26
                                                             ------------------
Distributions
 Dividends from net investment income                                (0.83)
 Distributions from net realized gain (loss) on securities               -
                                                             ------------------
 Total distributions                                                 (0.83)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.43
-------------------------------------------------------------------------------
Total Return                                                         2.44%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Ratio of expenses to average net assets                             1.13%
-------------------------------------------------------------------------------
 Ratio of expenses to average net assets before expense
  reductions                                                         2.05%
-------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets         5.57%
-------------------------------------------------------------------------------
 Portfolio turnover rate                                               72%
-------------------------------------------------------------------------------
 Number of shares outstanding at end of period (000's)                   1
-------------------------------------------------------------------------------
 Net assets, end of period (000's)                                     $14
-------------------------------------------------------------------------------


-------

North American Funds
286 Congress Street
Boston, Massachusetts 02210
(800) 872-8037

Institutional Class I Shares

U.S. Equity Funds                                Balanced Funds
Growth & Income Fund                             Balanced Fund
Large Cap Growth Fund                            LifeStyle Funds
Mid Cap Growth Fund                              Aggressive Growth LifeStyle Fund
Mid Cap Value Fund                               Conservative Growth LifeStyle Fund
Science & Technology Fund                        Moderate Growth LifeStyle Fund
Small Cap Growth Fund                            Income Funds
Small Cap Index Fund                             Core Bond Fund
Socially Responsible Fund                        High Yield Bond Fund
Stock Index Fund                                 Strategic Income Fund
International/Global Equity Funds                U.S. Government Securities Fund
Global Equity Fund                               Money Market Funds
International Equity Fund                        Money Market Fund
International Small Cap Fund

For Additional Information
More information about the Funds, including the SAI, is available to you free of charge. To request additional information:

By Telephone
Call 1-800-872-8037

By Mail from the Funds (There is no fee.)
Write to:
North American Funds
286 Congress Street
Boston, MA  02210

By Mail or In Person from the Public Reference Room of the Securities and Exchange Commission (SEC). (You will pay a duplication fee.)

Visit or Write to:
SEC's Public Reference Section
450 Fifth Street, NW
Washington, DC, 20549-6009
1-800-SEC-0330

Online at the SEC's Internet Site
Text-only versions of fund documents can be viewed online or downloaded from http://www.sec.gov.

Statement of Additional Information (SAI)
The SAI provides additional information about the Trust and the Funds. The SAI and the auditor's report and financial statements included in the Trust's most recent Annual Report to its shareholders are incorporated by reference as part of this Prospectus.

Annual and Semi-annual Reports
The Annual and Semi-annual Reports describe the Funds' performance, list portfolio holdings and include additional information about the Funds' investments. The Annual Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

File No. 811-5797

1000:90201Ia
NAF 12695a